Share of results in associates (Tables)	12 Months Ended
Dec. 31, 2020
Share of results in associates
Schedule of share of loss in associates

	2020	2019	2018
Loss in associates (Note 15)	(6,159)	(5,353)	(4,146)
	(6,159)	(5,353)	(4,146)